Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)		Preferred Stock	Common Stock		Additional Paid-in Capital		Accumulated Deficit		Accumulated Other Comprehensive Income (Loss)		Total
Balance at Sep. 30, 2022	[1]		$ 1,007		$ 25,172,170		$ (14,340,816)		$ 58,219		$ 10,890,580
Balance (in Shares) at Sep. 30, 2022	[1]		10,074,657
Retroactive application of reverse stock split	[1]		$ (881)		881
Retroactive application of reverse stock split (in Shares)	[1]		(8,815,324)
Adjusted balance, beginning of period	[1]		$ 126		25,173,051		(14,340,816)		58,219		10,890,580
Adjusted balance, beginning of period (in Shares)	[1]		1,259,333
Stock-based compensation	[1]				370,878						370,878
Net income (loss)						[1]	(17,428,428)	[1]		[1]	(17,428,428)	[1]
Foreign currency translation adjustment	[1]								(26,260)		(26,260)
Balance at Sep. 30, 2023		[1]	$ 126	[1]	25,543,929	[1]	(31,769,244)	[1]	31,959	[1]	(6,193,230)	[2]
Balance (in Shares) at Sep. 30, 2023	[1]		1,259,333
Net income (loss)											(8,928,095)
Balance at Dec. 31, 2023			$ 174		35,025,036		(44,940,441)		(31,354)		(9,946,585)
Balance (in Shares) at Dec. 31, 2023			1,737,464
Balance at Sep. 30, 2023		[1]	$ 126	[1]	25,543,929	[1]	(31,769,244)	[1]	31,959	[1]	(6,193,230)	[2]
Balance (in Shares) at Sep. 30, 2023	[1]		1,259,333
Stock-based compensation	[1]				229,605						229,605
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant	[1]		$ 5		1,802,210						1,802,215
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)	[1]		47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities	[1]		$ 1		213,385						213,386
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)	[1]		5,629
Issuance of common stock to settle accrued expenses and other current liabilities	[1]		$ 35		1,880,152						1,880,187
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)	[1]		361,532
Issuance of stock purchase warrants	[1]				517,702						517,702
Issuance of common stock to settle loans payable – related parties	[1]		$ 1		270,562						270,563
Issuance of common stock to settle loans payable – related parties (in Shares)	[1]		8,767
Issuance of common stock to settle due to affiliates	[1]		$ 9		2,727,051						2,727,060
Issuance of common stock to settle due to affiliates (in Shares)	[1]		94,710
Issuance of common stock in connection with reverse recapitalization	[1]		$ 32		150,129						150,161
Issuance of common stock in connection with reverse recapitalization (in Shares)	[1]		321,495
Net income (loss)						[1]	(8,518,520)	[1]		[1]	(8,518,520)	[1]
Foreign currency translation adjustment	[1]								(176,842)		(176,842)
Balance at Sep. 30, 2024		[1]	$ 209	[1]	33,334,725	[1]	(40,287,764)	[1]	(144,883)	[1]	(7,097,713)	[2]
Balance (in Shares) at Sep. 30, 2024	[1]		2,098,999
Balance at Dec. 31, 2023			$ 174		35,025,036		(44,940,441)		(31,354)		(9,946,585)
Balance (in Shares) at Dec. 31, 2023			1,737,464
Stock-based compensation					74,668						74,668
Issuance of common stock as compensation for services			$ 3		749,997						750,000
Issuance of common stock as compensation for services (in Shares)			25,338
Net income (loss)							(2,429,417)				(2,429,417)
Foreign currency translation adjustment									26,582		26,582
Balance at Mar. 31, 2024			$ 177		35,849,701		(47,369,858)		(4,772)		(11,524,752)
Balance (in Shares) at Mar. 31, 2024			1,762,802
Balance at Sep. 30, 2024		[1]	$ 209	[1]	33,334,725	[1]	(40,287,764)	[1]	(144,883)	[1]	(7,097,713)	[2]
Balance (in Shares) at Sep. 30, 2024	[1]		2,098,999
Rounding of post-split shares outstanding per transfer agent		[1]	$ 1			[1]		[1]		[1]	1	[1]
Rounding of post-split shares outstanding per transfer agent (in Shares)	[1]		57
Stock-based compensation	[1]				5,603						5,603
Issuance of common stock as compensation for services	[1]		$ 85		1,363,940						1,364,025
Issuance of common stock as compensation for services (in Shares)	[1]		847,500
Issuance of common stock in connection with Exit and Settlement Agreement	[1]		$ 14		325,018						325,032
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)	[1]		140,100
Issuance of common stock as compensation to board of directors	[1]		$ 69		959,031						959,100
Issuance of common stock as compensation to board of directors (in Shares)	[1]		690,000
Issuance of common stock to settle accrued expenses and other current liabilities	[1]		$ 35		759,958						759,993
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)	[1]		354,660
Issuance of common stock, net of issuance of costs	[1]		$ 25		477,770						477,795
Issuance of common stock, net of issuance of costs (in Shares)	[1]		249,263
Issuance of common stock to settle convertible notes payable	[1]		$ 32		771,053						771,085
Issuance of common stock to settle convertible notes payable (in Shares)	[1]		319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs		[1]	$ 23			[1]		[1]		[1]	23	[1]
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)	[1]		230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified	[1]				(237,509)						(237,509)
Net income (loss)	[1]						(160,787,979)				(160,787,979)
Foreign currency translation adjustment	[1]								110,435		110,435
Balance at Dec. 31, 2024		[1]	$ 493	[1]	37,759,589	[1]	(201,075,743)	[1]	(34,448)	[1]	(163,350,109)	[2]
Balance (in Shares) at Dec. 31, 2024	[1]		4,930,531
Issuance of common stock from exercise of pre-funded warrants			$ 8		3,055,806						3,055,814
Issuance of common stock from exercise of pre-funded warrants (in Shares)			83,332
Stock-based compensation					177,905						$ 177,905
Issuance of common stock to settle loans payable – related parties (in Shares)											2,385,170
Net income (loss)							102,958,139				$ 102,958,139
Foreign currency translation adjustment									(58,765)		(58,765)
Balance at Mar. 31, 2025			$ 501		$ 40,993,300		$ (98,117,604)		$ (93,213)		$ (57,217,016)
Balance (in Shares) at Mar. 31, 2025			5,013,863

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.